DECONSOLIDATION	12 Months Ended
Dec. 31, 2025
DECONSOLIDATION
DECONSOLIDATION

NOTE 14 – DECONSOLIDATION

On March 3, 2025, the board of directors of the Company resolved to terminate the contractual arrangements with Mingda Tianjin. On March 1, 2025, Mingda Beijing entered into the Termination Agreement with Mingda Tianjin and its shareholders, pursuant to which all VIE agreements were terminated. As a result, Mingda Beijing ceased providing business support and related consulting services to Mingda Tianjin and was no longer recognized as a beneficial owner of Mingda Tianjin. On March 5, 2025, the local authorities in Beijing issued a Notice of Deregistration of Equity Pledge to each shareholder of Mingda Tianjin, thereby formally completing the deregistration of equity pledges and officially terminating the contractual arrangements between Mingda Beijing and Mingda Tianjin.

On June 23, 2025, the Company’s board of directors approved a resolution to initiate the voluntary dissolution of two subsidiaries in connection with the termination and deconsolidation of the VIE structure: Mingda Beijing (the WFOE) and MDJM Hong Kong. These entities did not conduct any material business operations other than maintaining the VIE structure. The WFOE was formally dissolved on August 25, 2025. As of the date of this report, the dissolution of MDJM Hong Kong remains in progress.

Accordingly, the Company’s consolidated financial statements for the year ended December 31, 2025 include the operating results of Mingda Tianjin for the period from January 1, 2025 through March 5, 2025. Effective March 5, 2025, Mingda Tianjin’s assets, liabilities, and accumulated deficit were deconsolidated from the Company’s consolidated financial statements.

The consolidated financial statements also include the operating results of Mingda Beijing for the period from January 1, 2025 through August 25, 2025. Effective August 25, 2025, Mingda Beijing’s assets, liabilities, and accumulated deficit were deconsolidated.

The following is a summary of effects of deconsolidation:

		Mingda Tianjin	Mingda Beijing
Effects of Deconsolidation	Total	(VIE)	(WFOE)
	Dr. (Cr.)	Dr. (Cr.)	Dr. (Cr.)
Assets be deconsolidated	(1,266)	(360)	(906)
Liabilities be deconsolidated	176,058	161,755	14,303
Additional paid-in capital be deconsolidated	2,572,437	2,572,437	—
Statutory reserve to be deconsolidated	327,140	327,140	—
Retained deficit be deconsolidated	(2,859,572)	(2,859,169)	(403)
Accumulated foreign currency translation be deconsolidated	(40,005)	(40,408)	403
Gain on deconsolidation	174,792	161,395	13,397